Segment Reporting (Summary Of Revenue By Category) (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Oct. 01, 2015	Jul. 02, 2015	Apr. 02, 2015	Dec. 29, 2014	Sep. 29, 2014	Jun. 29, 2014	Mar. 29, 2014	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Segment Reporting Information [Line Items]
Revenue		$ 136.4	$ 111.7	$ 121.5	$ 76.9	$ 123.1	$ 100.8	$ 99.9	$ 70.2	$ 446.5	$ 394.0	$ 462.8
National Advertising Revenue [Member]
Segment Reporting Information [Line Items]
Revenue										309.5	258.8	295.0
Local Advertising Revenue [Member]
Segment Reporting Information [Line Items]
Revenue										107.0	96.8	89.9
Founding Member Advertising Revenue From Beverage Concessionaire Agreements [Member]
Segment Reporting Information [Line Items]
Revenue										$ 30.0	$ 38.4	41.4
Fathom Consumer Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	[1]											34.4
Fathom Business Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	[1]											$ 2.1

[1]	Fathom Events was sold on December 26, 2013 as discussed in Note 7-Related Party Transactions.